CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenues	$ 77,973	$ 75,359	$ 97,479
Cost of revenue:
Total cost of revenues	66,703	66,924	82,179
Gross profit	11,270	8,435	15,300
Operating expenses:
Research and development, net	517	185	113
Selling and marketing	5,147	4,369	4,929
General and administrative	8,354	7,612	7,654
Other (income) expenses	(468)	315
Restructuring expenses, net	1,755
Total operating expenses	15,305	12,481	12,696
Operating income (loss)	(4,035)	(4,046)	2,604
Financial expenses	(683)	(999)	(1,270)
Financial income	143	229	848
Income (loss) before taxes on income (tax benefit)	(4,575)	(4,816)	2,182
Taxes on income (tax benefit)	(662)	(1,517)	589
Income (loss) before share of equity investment	(3,913)	(3,299)	1,593
Share in results of equity investment of affiliated companies	(76)	(185)	(132)
Net income (loss) from continued operation	(3,989)	(3,484)	1,461
Net income (loss) from discontinued operation	427	(1,845)	(655)
Net income (loss)	$ (3,562)	$ (5,329)	$ 806
Net income (loss) per share basic and diluted from continued operation	$ (0.45)	$ (0.39)	$ 0.17
Net income (loss) per share basic and diluted from discontinued operation	0.05	(0.21)	(0.07)
Net income (loss) per share basic and diluted	$ (0.4)	$ (0.6)	$ 0.1
Weighted average number of shares outstanding:
Basic and diluted	8,874,696	8,874,696	8,874,696
Product [Member]
Revenue:
Total revenues	$ 25,870	$ 22,739	$ 25,019
Cost of revenue:
Total cost of revenues	23,761	20,751	21,557
Service [Member]
Revenue:
Total revenues	52,103	52,620	72,460
Cost of revenue:
Total cost of revenues	$ 42,942	$ 46,173	$ 60,622